Segment Reporting and Major Customers - Additional Information (Detail) - Customer	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Entity-wide revenue, major customer, number	0	0	0